UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORMABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

	January 1, 2015	to	December 31, 2015

Hyundai ABS Funding, LLC1

(Exact name of securitizer as specified on its charter)

Date of Report (Date of earliest event reported)	February 3, 2016

Commission File Number of securitizer:	025-00295

Central Index Key Number of securitizer:	0001260125

Weni Gieseking, (949) 732-2974
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable:

Name and telephone number, including area code, of the person to contact in connection with this filing.

1Hyundai ABS Funding, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period for which it is the depositor and registrant (Central Index Key Number 0001260125).

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Hyundai ABS Funding, LLC has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 3, 2016

HYUNDAI ABS FUNDING, LLC
(Securitizer)

By: /s/ Pierric Senay
Name: Pierric Senay
Title: President and Secretary and senior officer in charge of securitization